UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Anfield Universal Fixed Income Fund

Class A (AFLEX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

Material Fund Changes

On November 26, 2025, Anfield Capital Management, LLC (“Anfield”) together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Anfield and another affiliated investment adviser that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield Universal Fixed Income Fund (the "Acquiring Fund"), a newly created series of Horizon Funds, a Delaware statutory trust (the "Reorganization"). Horizon is the investment adviser to the Acquiring Fund. The Acquiring Fund has the same investment objective, principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund. The management fee rate of the Acquiring Fund is the same as the Fund’s management fee.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan. Pursuant to the Plan, the Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization is expected to close by the end of the third quarter of 2026.

Anfield Universal Fixed Income Fund - Class A (AFLEX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Universal Fixed Income Fund

Class C (AFLKX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

Material Fund Changes

On November 26, 2025, Anfield Capital Management, LLC (“Anfield”) together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Anfield and another affiliated investment adviser that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield Universal Fixed Income Fund (the "Acquiring Fund"), a newly created series of Horizon Funds, a Delaware statutory trust (the "Reorganization"). Horizon is the investment adviser to the Acquiring Fund. The Acquiring Fund has the same investment objective, principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund. The management fee rate of the Acquiring Fund is the same as the Fund’s management fee.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan. Pursuant to the Plan, the Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization is expected to close by the end of the third quarter of 2026.

Anfield Universal Fixed Income Fund - Class C (AFLKX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Universal Fixed Income Fund

Class I (AFLIX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	14.7%
Collateralized Mortgage Obligations	4.7%
Corporate Bonds	53.1%
Open End Funds	3.3%
Preferred Stock	9.0%
Term Loans	12.9%
U.S. Government & Agencies	2.3%

Fund Statistics

Table Summary
Net Assets	$152,888,027
Number of Portfolio Holdings	315
Advisory Fee	$607,401
Portfolio Turnover	11%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	2.6%
First Citizens BancShares, Inc.	2.5%
Caesars Entertainment, Inc.	2.3%
Nissan Motor Acceptance Company, LLC	2.3%
United States Treasury Bill	2.3%
BNP Paribas S.A.	1.8%
Bank of New York Mellon Corporation (The)	1.7%
Aramark Services, Inc.	1.7%
Fidelity Advisor Floating Rate High Income Fund	1.7%
Air Lease Corporation	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Technology	0.3%
Real Estate	0.3%
ABS	0.5%
Communications	0.6%
Materials	0.7%
Health Care	2.0%
U.S. Treasury Obligations	2.3%
Fixed Income	3.2%
Energy	4.1%
CMO	5.4%
Utilities	6.6%
Industrials	7.9%
CLO	13.2%
Consumer Discretionary	20.2%
Financials	31.2%

Material Fund Changes

On November 26, 2025, Anfield Capital Management, LLC (“Anfield”) together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Anfield and another affiliated investment adviser that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield Universal Fixed Income Fund (the "Acquiring Fund"), a newly created series of Horizon Funds, a Delaware statutory trust (the "Reorganization"). Horizon is the investment adviser to the Acquiring Fund. The Acquiring Fund has the same investment objective, principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund. The management fee rate of the Acquiring Fund is the same as the Fund’s management fee.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan. Pursuant to the Plan, the Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization is expected to close by the end of the third quarter of 2026.

Anfield Universal Fixed Income Fund - Class I (AFLIX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Anfield Universal Fixed Income Fund

Class A Shares (AFLEX)
Class C Shares (AFLKX)
Class I Shares (AFLIX)

April 30, 2026

Semi-Annual Financial Statements

and

Additional Information

Advised by:
Anfield Capital Management, LLC
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares					Fair Value
	OPEN END FUNDS — 3.2%
	FIXED INCOME - 3.2%
286,672	Fidelity Advisor Floating Rate High Income Fund				$2,585,778
422,170	Vanguard High-Yield Corporate Fund, Admiral Class				2,317,712
					4,903,490

	TOTAL OPEN END FUNDS (Cost $5,171,517)				4,903,490

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.5%
	CLO — 13.7%
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6750	04/20/38	1,491,021
1,000,000	Balboa Bay Loan Funding 2024-1 Ltd. Series 1A D1(a),(b)	1*TSFR3M + 3.200%	6.8750	07/20/37	1,004,003
500,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	1*TSFR3M + 2.250%	5.9250	03/09/34	500,571
1,000,000	Battalion Clo XVI Ltd. Series 16A CR2(a),(b)	1*TSFR3M + 2.000%	5.6750	01/20/38	1,001,207
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	1*TSFR3M + 3.262%	6.9370	10/20/30	2,002,933
227,915	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	1*TSFR3M + 1.762%	5.4370	04/20/31	228,002
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	1*TSFR3M + 3.112%	6.7850	04/15/31	1,004,591
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	1*TSFR3M + 2.100%	5.7750	10/20/34	1,000,814
500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	1*TSFR3M + 1.900%	5.5730	07/15/34	498,645
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	1*TSFR3M + 2.232%	5.9070	04/22/30	2,408,245
1,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	1*TSFR3M + 1.750%	5.4230	01/15/38	1,001,214
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	1*TSFR3M + 1.600%	5.2730	10/31/37	999,975
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	1*TSFR3M + 5.242%	8.9170	04/20/34	1,459,841
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	1*TSFR3M + 2.112%	5.7780	01/26/31	2,002,118
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	1*TSFR3M + 1.500%	5.1670	03/24/38	1,000,741
1,250,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	1*TSFR3M + 1.950%	5.6250	01/20/37	1,252,478
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6750	04/20/38	1,999,940
					20,856,339
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
118,758	Alternative Loan Trust Series 2004-35T2 A4(c)		6.0000	02/25/35	22,081
2,681	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.2810	02/25/34	2,659
5,231,954	BCAP, LLC Trust Series 2007-AA2 21IO(c),(b)		0.4210	04/25/37	93,232
4,802	Bear Stearns ARM Trust Series 2003-4 3A1(b)		6.2870	07/25/33	4,613
1,642	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(d)		5.5000	10/25/33	1,683

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2% (Continued)
399	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		6.8700	02/25/37	$402
16,558	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		5.4290	05/25/34	16,025
4,705	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	1,820
2,554	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	1*TSFR1M + 0.564%	4.2190	06/25/34	2,443
8,192	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(c)	-1*TSFR1M + 7.536%	3.8810	01/25/34	171
4,904	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	4,882
11,434	Impac CMB Trust Series 2004-6 M1(b)	1*TSFR1M + 0.939%	4.5940	10/25/34	11,250
12,050	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.2930	02/25/35	11,514
8,837	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	9,026
360,375	MASTR Alternative Loan Trust Series 2007-HF1 4AX(c)		7.0000	10/25/47	66,258
2,469	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.2690	09/25/34	2,452
3,550	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.1840	11/25/34	3,518
51,465	Wilshire Funding Corporation Series 1997-WFC1 M3(b)		7.2500	08/25/27	51,109
					305,138
	HOME EQUITY — 0.3%
18,395	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(d)		8.0880	06/25/31	18,240
2,916	AFC Trust Series 2000-1 1A(b)	1*TSFR1M + 0.844%	4.4990	03/25/30	2,909
49	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(d)		5.5880	12/25/33	182
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	1*TSFR1M + 6.114%	9.7690	10/25/34	138,508
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	1*TSFR1M + 0.854%	4.5090	01/25/34	15,583
35,727	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	1*TSFR1M + 1.914%	5.5690	06/25/34	35,823
86,186	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	1*TSFR1M + 1.914%	5.5690	11/25/34	86,904
15,750	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(d)		6.9900	02/25/31	15,635
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	1*TSFR1M + 2.439%	6.0940	11/25/33	4,003
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	1*TSFR1M + 2.814%	6.4690	11/25/33	29,888
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	1*TSFR1M + 2.289%	5.9440	07/25/34	14,421
4,437	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	1*TSFR1M + 1.239%	3.0670	10/25/33	6,201
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	1*TSFR1M + 1.689%	5.3440	06/25/34	1,718
7,798	Option One Mortgage Loan Trust Series 2003-5 A2(b)	1*TSFR1M + 0.754%	4.4090	08/25/33	8,262
44,875	RASC Series Trust Series 2003-KS4 MI1(d)		4.6100	06/25/33	44,804
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	1*TSFR1M + 2.514%	3.4420	12/25/33	10,389

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.5% (Continued)
	HOME EQUITY — 0.3% (Continued)
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	1*TSFR1M + 2.264%	6.9940	07/25/34	$61,511
					494,981
	MANUFACTURED HOUSING — 0.0%(e)
285	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	286

	RESIDENTIAL MORTGAGE — 0.3%
80,513	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	1*TSFR1M + 2.889%	2.8190	03/25/34	110,315
40,894	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	1*TSFR1M + 1.839%	3.9350	07/25/35	36,178
31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	1*TSFR1M + 1.014%	4.6690	11/25/34	31,105
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	1*TSFR1M + 1.314%	4.9690	11/25/34	21,870
6,436	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(d)		5.8030	11/25/32	7,209
7,262	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	1*TSFR1M + 1.239%	4.9040	04/25/32	7,968
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	1*TSFR1M + 2.964%	6.6190	06/25/33	16,551
6,337	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	1*TSFR1M + 1.839%	5.4940	07/25/34	9,380
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	1*TSFR1M + 2.019%	5.6740	02/25/35	111,333
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	1*TSFR1M + 2.169%	5.8240	02/25/35	144,756
					496,665

	TOTAL ASSET BACKED SECURITIES (Cost $21,928,688)				22,153,409

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
90,566	Fannie Mae Interest Strip(c)		5.5000	08/25/35	12,739
194,066	Fannie Mae Interest Strip Series 384 2(c)		4.5000	07/25/37	20,931
296,061	Fannie Mae Interest Strip Series 385 3(c)		5.0000	01/25/38	43,846
716,479	Fannie Mae Interest Strip Series 407 40(c)		6.0000	01/25/38	134,066
183,458	Fannie Mae Interest Strip Series 418 141(b),(c)		5.5000	05/25/39	26,707
185,154	Fannie Mae Interest Strip Series 418 147(b),(c)		6.0000	05/25/39	28,188
88,272	Fannie Mae Interest Strip Series 409 80(b),(c)		4.5000	11/25/39	15,763
363,349	Fannie Mae Interest Strip Series 408 9(b),(c)		4.5000	10/25/40	64,635
246,696	Fannie Mae Interest Strip Series 409 83(b),(c)		4.5000	11/25/40	39,283
930,741	Fannie Mae Interest Strip Series 406 15(c)		5.0000	12/25/40	193,334

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
161,096	Fannie Mae Interest Strip Series 409 C13(c)		3.5000	11/25/41	$23,975
110,148	Fannie Mae Interest Strip Series 409 64(b),(c)		4.0000	11/25/41	17,156
143,949	Fannie Mae Interest Strip Series 413 126(b),(c)		4.0000	07/25/42	22,518
138,960	Fannie Mae Interest Strip Series 413 177(b),(c)		4.5000	07/25/42	24,437
280,176	Fannie Mae Interest Strip Series 413 155(b),(c)		4.5000	07/25/42	48,872
680,935	Fannie Mae Interest Strip Series 417 C24(c)		3.5000	12/25/42	87,874
313,208	Fannie Mae Interest Strip Series 419 C3(c)		3.0000	11/25/43	41,176
416,013	Fannie Mae Interest Strip Series 426 292(b),(c)		3.5000	08/25/51	66,317
229,515	Fannie Mae REMICS Series 2004-70 XJ(b),(c)		5.0000	10/25/34	28,649
391,185	Fannie Mae REMICS Series 2006-109 SG(b),(c)	-1*SOFR30A + 6.516%	2.8700	11/25/36	35,691
168,113	Fannie Mae REMICS Series 2007-39 AI(b),(c)	-1*SOFR30A + 6.006%	2.3600	05/25/37	14,640
111,951	Fannie Mae REMICS Series 2007-92 SK(b),(c)	-1*SOFR30A + 6.336%	2.6900	09/25/37	11,635
121,891	Fannie Mae REMICS Series 2007-112 SA(b),(c)	-1*SOFR30A + 6.336%	2.6900	12/25/37	13,852
269,989	Fannie Mae REMICS Series 2009-101 MI(c)		6.0000	12/25/39	21,369
312,493	Fannie Mae REMICS Series 2009-113 XI(b),(c)		5.0000	01/25/40	42,557
359,690	Fannie Mae REMICS Series 2010-150 SP(b),(c)	-1*SOFR30A + 6.486%	2.8400	10/25/40	26,768
1,074,463	Fannie Mae REMICS Series 2011-149 MS(b),(c)	-1*SOFR30A + 5.886%	2.2400	11/25/41	46,348
95,243	Fannie Mae REMICS Series 2012-84 KI(b),(c)	SOFR30A + 6.000%	6.0000	08/25/42	14,210
126,397	Fannie Mae REMICS Series 2013-10 SJ(b),(c)	-1*SOFR30A + 6.036%	2.3900	02/25/43	13,035
335,447	Fannie Mae REMICS Series 2014-68 IB(c)		4.5000	02/25/43	33,757
20,973	Fannie Mae REMICS Series 2015-16 IN(c)		4.5000	09/25/43	174
958,385	Fannie Mae REMICS Series 2013-103 JS(b),(c)	-1*SOFR30A + 5.886%	2.2400	10/25/43	86,334
127,610	Fannie Mae REMICS Series 2015-22 BS(b),(c)	-1*SOFR30A + 6.036%	4.5980	04/25/45	13,227
5,779,900	Fannie Mae REMICS Series 2015-40 LT(b),(c)	-1*SOFR30A + 6.086%	0.0300	06/25/45	4,835
1,725,477	Fannie Mae REMICS Series 2015-34 HI(c)		6.0000	06/25/45	363,419
76,251	Fannie Mae REMICS Series 2017-78 KI(c)		3.5000	10/25/47	13,540
21,481	Fannie Mae REMICS Series 2018-37 CI(c)		4.0000	10/25/47	194
841,046	Fannie Mae REMICS Series 2017-97 SW(b),(c)	-1*SOFR30A + 6.086%	2.4400	12/25/47	93,255
267,756	Fannie Mae REMICS Series 2017-99 DI(c)		3.5000	12/25/47	34,499
143,936	Fannie Mae REMICS Series 2018-2 LI(c)		3.5000	12/25/47	13,306
238,523	Fannie Mae REMICS Series 2018-31 IO(c)		4.5000	12/25/47	44,793
887,742	Fannie Mae REMICS Series 2018-16 MI(c)		4.0000	03/25/48	178,968
164,248	Fannie Mae REMICS Series 2018-34 CI(c)		4.0000	05/25/48	27,670
209,780	Fannie Mae REMICS Series 2018-35 KI(c)		4.0000	05/25/48	35,454

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
858,022	Fannie Mae REMICS Series 2018-54 SA(b),(c)	-1*SOFR30A + 6.136%	2.4900	08/25/48	$77,009
359,748	Fannie Mae REMICS Series 2018-74 MI(c)		4.5000	10/25/48	70,080
411,143	Fannie Mae REMICS Series 2019-44 IC(c)		3.5000	08/25/49	63,936
195,900	Fannie Mae REMICS Series 2021-27 GI(c)		4.5000	05/25/51	51,494
904,491	Fannie Mae REMICS Series 2020-10 S(b),(c)	-1*SOFR30A + 5.936%	2.2900	05/25/59	99,436
10,644	Freddie Mac REMICS Series 2433 SA(b)	-2.6*SOFR30A + 20.632%	11.1690	02/15/32	11,462
483,710	Freddie Mac REMICS Series 5112 IB(c)		6.5000	05/15/32	48,848
154,644	Freddie Mac REMICS Series 4394 BI(c)		5.5000	07/15/37	19,090
33,314	Freddie Mac REMICS Series 4419 EI(c)		6.0000	10/15/37	3,151
2,662,244	Freddie Mac REMICS Series 4669 TI(b),(c)	-1*SOFR30A + 5.986%	0.1000	09/15/40	5,084
107,040	Freddie Mac REMICS Series 3935 SH(b),(c)	-1*SOFR30A + 6.486%	2.8460	12/15/40	780
82,365	Freddie Mac REMICS Series 3772 SA(b)	-3*SOFR30A + 14.567%	3.6470	12/15/40	59,211
142,067	Freddie Mac REMICS Series 4076 SW(b),(c)	-1*SOFR30A + 5.936%	2.2960	07/15/42	13,649
102,250	Freddie Mac REMICS Series 4139 PO(f)		—	08/15/42	69,752
189,370	Freddie Mac REMICS Series 4091 ES(b),(c)	-1*SOFR30A + 6.436%	2.7960	08/15/42	27,092
377,162	Freddie Mac REMICS Series 4197 IG(c)		4.0000	04/15/43	44,720
8,352,401	Freddie Mac REMICS Series 4765 SI(b),(c)		0.2040	08/15/44	69,232
253,989	Freddie Mac REMICS Series 4416 DS(b),(c)	-1*SOFR30A + 5.985%	2.3460	12/15/44	28,487
199,337	Freddie Mac REMICS Series 4480 IN(c)		4.0000	03/15/45	29,463
246,327	Freddie Mac REMICS Series 4473 AS(b),(c)	-1*SOFR30A + 5.486%	1.8460	05/15/45	17,735
92,984	Freddie Mac REMICS Series 4591 QI(c)		3.5000	04/15/46	16,577
655,304	Freddie Mac REMICS Series 4583 ST(b),(c)	-1*SOFR30A + 5.886%	2.2460	05/15/46	65,774
536,906	Freddie Mac REMICS Series 4699 NI(c)		4.0000	12/15/46	63,870
155,878	Freddie Mac REMICS Series 4792 AI(c)		4.0000	05/15/48	26,405
887,012	Freddie Mac REMICS Series 4827 BI(c)		4.5000	09/15/48	133,643
303,679	Freddie Mac REMICS Series 5093 NI(c)		4.0000	08/25/49	74,043
682,838	Freddie Mac REMICS Series 5022 IO(c)		3.0000	09/25/50	113,800
380,164	Freddie Mac REMICS Series 5023 MI(c)		3.0000	10/25/50	61,809
391,685	Freddie Mac REMICS Series 5086 IW(c)		3.0000	03/25/51	55,483
280,787	Freddie Mac REMICS Series 5082 HI(c)		3.0000	03/25/51	35,560
737,470	Freddie Mac REMICS Series 5086 HI(c)		4.5000	03/25/51	155,923
1,092,208	Freddie Mac REMICS Series 5174 NI(c)		3.5000	12/25/51	186,037
281,317	Freddie Mac REMICS Series 4291 MS(b),(c)	-1*SOFR30A + 5.786%	2.1460	01/15/54	27,145

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
21,434	Freddie Mac Strips Series 202 IO(c)		6.5000	04/01/29	$1,462
394,990	Freddie Mac Strips Series 256 50(c)		5.0000	06/15/38	46,838
138,195	Freddie Mac Strips Series 303 181(b),(c)		4.5000	12/15/39	16,118
144,529	Freddie Mac Strips Series 303 175(b),(c)		4.5000	12/15/40	19,034
208,989	Freddie Mac Strips Series 303 141(b),(c)		4.5000	01/15/43	31,129
419,920	Freddie Mac Strips Series 324 C24(c)		5.0000	12/15/43	86,506
489,926	Freddie Mac Strips Series 365 C10(c)		3.5000	06/15/49	93,560
34	Government National Mortgage Association Series 2011-157 AI(c)		4.0000	12/16/26	—
373,599	Government National Mortgage Association Series 2021-78 QI(c)		5.0000	05/20/34	18,445
1,787,837	Government National Mortgage Association Series 2009-87 IW(b),(c)	-1*TSFR1M + 6.736%	3.0750	07/20/34	36,608
4,369,956	Government National Mortgage Association Series 2014-94 JI(b),(c)	-1*TSFR1M + 6.586%	0.1500	09/16/34	14,774
538,429	Government National Mortgage Association Series 2007-26 SD(b),(c)	-1*TSFR1M + 6.686%	3.0210	05/16/37	51,466
3,382,453	Government National Mortgage Association Series 2017-60 SA(b),(c)	-1*TSFR1M + 6.576%	2.9150	10/20/37	86,378
954,236	Government National Mortgage Association Series 2008-60 SH(b),(c)	-1*TSFR1M + 6.036%	2.3710	07/16/38	2,428
644,371	Government National Mortgage Association Series 2017-88 IB(c)		5.5000	02/20/39	79,795
531,407	Government National Mortgage Association Series 2009-69 IV(c)		5.5000	08/20/39	64,445
1,743,827	Government National Mortgage Association Series 2010-29 SA(b),(c)	-1*TSFR1M + 6.436%	2.7750	10/20/39	196,711
126,499	Government National Mortgage Association Series 2013-90 AI(c)		3.5000	10/20/39	981
547,542	Government National Mortgage Association Series 2017-60 SU(b),(c)	-1*TSFR1M + 6.286%	2.6210	01/16/40	47,631
677,422	Government National Mortgage Association Series 2013-20 IM(c)		5.0000	04/20/40	98,840
967,857	Government National Mortgage Association Series 2017-160 TI(b),(c)		0.5000	06/20/40	14,318
842,830	Government National Mortgage Association Series 2010-133 SB(b),(c)	-1*TSFR1M + 5.906%	2.2410	10/16/40	99,334
138,214	Government National Mortgage Association Series 2019-22 HI(c)		5.0000	10/16/40	15,490
1,460,528	Government National Mortgage Association Series 2010-166 SA(b),(c)	-1*TSFR1M + 5.936%	2.2710	12/16/40	168,142
214,511	Government National Mortgage Association Series 2012-69 QI(c)		4.0000	03/16/41	20,589
115,513	Government National Mortgage Association Series 2011-68 EI(c)		6.0000	04/20/41	9,906
187,875	Government National Mortgage Association Series 2012-108 PS(b),(c)	-1*TSFR1M + 6.636%	2.9710	03/16/42	23,882
841,857	Government National Mortgage Association Series 2013-4 ID(c)		5.5000	05/16/42	146,168
120,736	Government National Mortgage Association Series 2012-149 GI(c)		5.0000	07/20/42	9,094
270,094	Government National Mortgage Association Series 2012-98 HS(b),(c)	-1*TSFR1M + 5.885%	2.2250	08/20/42	25,860
682,365	Government National Mortgage Association Series 2012-126 IO(c)		3.5000	10/20/42	93,794
361,801	Government National Mortgage Association Series 2012-140 IC(c)		3.5000	11/20/42	57,021
196,993	Government National Mortgage Association Series 2012-149 CS(b),(c)	-1*TSFR1M + 6.086%	2.4250	12/20/42	15,376
60,089	Government National Mortgage Association Series 2013-5 BI(c)		3.5000	01/20/43	8,846

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
282,418	Government National Mortgage Association Series 2013-20 KI(c)		5.0000	01/20/43	$48,614
730,595	Government National Mortgage Association Series 2013-144 AS(b),(c)	-1*TSFR1M + 6.636%	2.9750	03/20/43	10,297
309,182	Government National Mortgage Association Series 2013-82 IG(c)		3.5000	05/20/43	51,280
428,303	Government National Mortgage Association Series 2019-22 EI(b),(c)		1.0000	07/20/43	8,725
60,127	Government National Mortgage Association Series 2013-103 DS(b),(c)	-1*TSFR1M + 6.036%	2.3750	07/20/43	7,020
242,522	Government National Mortgage Association Series 2013-189 PS(b),(c)	-1*TSFR1M + 6.036%	2.3750	07/20/43	21,378
554,895	Government National Mortgage Association Series 2013-122 SB(b),(c)	-1*TSFR1M + 5.986%	2.3210	08/16/43	58,160
7,252,313	Government National Mortgage Association Series 2019-21 SI(b),(c)		0.2670	10/20/43	35,760
150,773	Government National Mortgage Association Series 2014-132 SL(b),(c)	-1*TSFR1M + 5.986%	2.3250	10/20/43	6,602
124,684	Government National Mortgage Association Series 2013-181 SA(b),(c)	-1*TSFR1M + 5.986%	2.3250	11/20/43	12,418
251,286	Government National Mortgage Association Series 2014-91 SB(b),(c)	-1*TSFR1M + 5.486%	1.8210	06/16/44	17,499
83,195	Government National Mortgage Association Series 2014-133 BS(b),(c)	-1*TSFR1M + 5.486%	1.8250	09/20/44	6,541
428,964	Government National Mortgage Association Series 2019-22 SA(b),(c)	-1*TSFR1M + 5.486%	1.8250	02/20/45	34,289
82,859	Government National Mortgage Association Series 2017-99 DI(c)		4.0000	07/20/45	2,656
302,534	Government National Mortgage Association Series 2017-112 KI(c)		4.5000	08/20/45	23,802
433,339	Government National Mortgage Association Series 2016-163 KI(c)		6.0000	08/20/45	25,405
229,617	Government National Mortgage Association Series 2017-130 LI(c)		4.5000	10/16/45	15,678
1,704,660	Government National Mortgage Association Series 2019-22 CI(b),(c)	-5*TSFR1M + 30.678%	1.0000	10/20/45	77,008
244,772	Government National Mortgage Association Series 2015-179 GS(b),(c)	-1*TSFR1M + 6.636%	2.9750	12/20/45	35,121
85,911	Government National Mortgage Association Series 2016-54 PI(c)		3.0000	04/20/46	7,996
243,681	Government National Mortgage Association Series 2016-46 IO(c)		3.5000	04/20/46	37,929
56,326	Government National Mortgage Association Series 2017-101 ID(c)		4.5000	04/20/46	3,461
150,478	Government National Mortgage Association Series 2016-81 IO(c)		4.0000	06/20/46	31,141
766,323	Government National Mortgage Association Series 2016-121 JS(b),(c)	-1*TSFR1M + 5.986%	2.3250	09/20/46	95,814
269,522	Government National Mortgage Association Series 2016-116 IJ(c)		3.5000	09/20/46	41,764
101,892	Government National Mortgage Association Series 2019-11 MI(c)		5.0000	11/20/46	4,909
139,292	Government National Mortgage Association Series 2017-114 CI(c)		3.5000	03/20/47	13,643
10,389	Government National Mortgage Association Series 2017-141 ID(c)		3.5000	07/20/47	1,422
246,354	Government National Mortgage Association Series 2018-18 BI(c)		4.0000	11/20/47	18,976
682,488	Government National Mortgage Association Series 2017-179 KS(b),(c)	-1*TSFR1M + 6.086%	2.4250	12/20/47	86,302
110,318	Government National Mortgage Association Series 2017-179 WI(c)		5.0000	12/20/47	25,551
268,525	Government National Mortgage Association Series 2018-1 IP(c)		3.5000	01/20/48	27,276
15,436,707	Government National Mortgage Association Series 2020-86 TK(b),(c)	-1*TSFR1M + 6.086%	0.1500	08/20/48	76,152
139,594	Government National Mortgage Association Series 2018-120 JI(c)		5.5000	09/20/48	19,971

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6% (Continued)
201,152	Government National Mortgage Association Series 2018-154 IT(c)		5.5000	10/20/48	$36,487
391,523	Government National Mortgage Association Series 2019-6 SA(b),(c)	-1*TSFR1M + 5.936%	2.2750	01/20/49	41,639
175,180	Government National Mortgage Association Series 2019-18 CS(b),(c)	-1*TSFR1M + 5.936%	2.2750	02/20/49	13,396
802,564	Government National Mortgage Association Series 2020-47 MI(c)		3.5000	04/20/50	155,813
358,285	Government National Mortgage Association Series 2020-127 IN(c)		2.5000	08/20/50	51,524
531,844	Government National Mortgage Association Series 2020-167 NS(b),(c)	-1*TSFR1M + 6.186%	2.5250	11/20/50	71,522
1,305,462	Government National Mortgage Association Series 2019-H16 CI(b),(c)		2.0440	10/20/69	50,788
					7,062,474
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,197,825)				7,062,474

	CORPORATE BONDS — 52.3%
	ASSET MANAGEMENT — 2.9%
925,000	Ares Capital Corporation		5.5000	09/01/30	913,023
1,335,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	1,309,299
275,000	FS KKR Capital Corporation		2.6250	01/15/27	268,781
750,000	FS KKR Capital Corporation		3.1250	10/12/28	702,866
1,405,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.3750	02/01/29	1,232,485
					4,426,454
	AUTOMOTIVE — 9.5%
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	373,096
500,000	Ford Motor Credit Company, LLC		5.8000	03/05/27	503,608
700,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	699,848
313,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	309,363
500,000	Ford Motor Credit Company, LLC		3.8150	11/02/27	491,585
275,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	278,842
1,420,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	1,426,882
1,000,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	1,000,529
2,425,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	2,384,129
938,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	925,963
1,288,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	1,284,781
945,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	896,673
490,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	454,659
3,575,000	Nissan Motor Acceptance Company, LLC(a)		6.1250	09/30/30	3,522,769
					14,552,727

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	BANKING — 13.7%
1,040,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	$1,031,479
1,755,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,732,245
1,225,000	BNP Paribas S.A.(a),(b)	H15T5Y + 4.899%	7.7500	Perpetual	1,288,481
1,150,000	BNP Paribas S.A.(a),b)	H15T5Y + 2.944%	4.5000	Perpetual	1,070,457
2,780,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	2,772,754
2,258,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	2,243,400
1,035,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,024,050
725,000	Credit Agricole S.A.(a),(b)	H15T5Y + 3.237%	4.7500	Perpetual	706,197
1,750,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,704,614
1,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	1,062,248
1,648,000	KeyCorporation(b)	US0003M + 3.606%	5.0000	Perpetual	1,634,744
1,355,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	1,336,346
1,000,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	987,803
479,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	484,389
1,000,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	963,571
732,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	729,808
					20,772,586
	BIOTECH & PHARMA — 1.7%
989,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	982,474
1,600,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,599,169
					2,581,643
	COMMERCIAL SUPPORT SERVICES — 0.6%
975,000	Aramark Services, Inc.(a)		5.0000	02/01/28	973,558

	ELECTRIC UTILITIES — 6.5%
1,877,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	1,849,887
1,185,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,226,904
1,000,000	CMS Energy Corporation(b)	H15T5Y + 4.116%	4.7500	06/01/50	982,638
1,305,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	1,277,804
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	2,332,882
1,105,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,089,602
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,245,586
					10,005,303

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
425,000	Univision Communications, Inc.(a)		4.5000	05/01/29	$405,647

	HEALTH CARE FACILITIES & SERVICES — 0.3%
512,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	504,173

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	516,818

	INSURANCE — 0.2%
250,000	Athene Global Funding(a)		2.9500	11/12/26	247,892

	LEISURE FACILITIES & SERVICES — 4.9%
828,000	Boyd Gaming Corporation		4.7500	12/01/27	824,696
675,000	International Game Technology plc(a)		5.2500	01/15/29	672,374
850,000	Light & Wonder International, Inc.(a)		7.5000	09/01/31	886,193
450,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	438,244
1,200,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	1,199,518
1,320,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	1,256,807
778,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	795,976
1,248,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,230,786
175,000	Station Casinos, LLC(a)		4.6250	12/01/31	164,774
					7,469,368

	OIL & GAS PRODUCERS — 1.5%
976,000	Enbridge, Inc.(b)	TSFR3M + 3.641%	6.2500	03/01/78	$980,873
1,335,000	Energy Transfer, L.P.(b)	TSFR3M + 4.155%	6.6250	Perpetual	1,350,854
					2,331,727
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		5.7500	02/01/27	502,601

	SPECIALTY FINANCE — 7.9%
2,577,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,580,724
1,155,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	1,141,116
250,000	Ally Financial, Inc.		6.0000	07/15/29	251,005

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	SPECIALTY FINANCE — 7.9% (Continued)
2,188,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	$2,106,861
2,332,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,328,969
250,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	247,727
1,363,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	1,352,660
750,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	742,022
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.3800	12/21/65	858,963
165,000	OneMain Finance Corporation		3.5000	01/15/27	162,897
350,000	OneMain Finance Corporation		5.3750	11/15/29	345,088
					12,118,032
	TRANSPORTATION & LOGISTICS — 1.7%
1,425,000	Air Canada(a)		3.8750	08/15/26	1,421,985
961,503	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	933,421
250,000	American Airlines 2025-1 Class B Pass Through		5.6500	11/11/34	249,210
					2,604,616
	TOTAL CORPORATE BONDS (Cost $78,846,622)				80,013,144

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 8.9%
	ASSET MANAGEMENT — 1.0%
1,550,000	Charles Schwab Corporation (The)(b)		4.0000	Perpetual	1,548,393

	BANKING — 2.5%
3,704,000	First Citizens BancShares, Inc.(a),(b)		7.9080	Perpetual	3,749,430

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
2,625,000	Bank of New York Mellon Corporation (The) Series H(b)		3.7000	Perpetual	2,644,071
1,607,000	Goldman Sachs Group, Inc. (The)(b)		3.6500	Perpetual	1,602,983
					4,247,054
	OIL & GAS PRODUCERS — 2.6%
3,986,000	Energy Transfer, L.P.(b)		6.5000	Perpetual	4,003,008

	TOTAL PREFERRED STOCK (Cost $13,310,490)				13,547,885

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 12.7%
	ADVERTISING & MARKETING — 0.3%
500,000	Outfront Media Capital, LLC(b)	TSFR1M + 2.000%	5.6540	09/24/32	$502,970

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.4180	04/06/28	2,642,621
497,482	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	497,792
					3,140,413
	CONTAINERS & PACKAGING — 0.7%
1,000,000	Graham Packaging Company, Inc.(b)	TSFR1M + 2.250%	5.9020	01/14/33	999,375

	LEISURE FACILITIES & SERVICES — 4.5%
938,044	Restaurant Brands(b)	TSFR1M + 1.750%	5.4180	09/23/30	940,093
3,664,307	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	5.9020	02/06/31	3,557,823
983,189	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.6530	04/16/29	985,032
492,327	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.1520	05/03/29	494,902
985,250	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.6520	05/01/31	979,092
					6,956,942
	RETAIL - DISCRETIONARY — 1.3%
1,927,830	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9020	01/16/32	1,942,530

	SEMICONDUCTORS — 0.3%
400,000	MKS, Inc.(b)	TSFR1M + 1.750%	5.4070	01/28/33	401,876

	TRANSPORTATION & LOGISTICS — 3.5%
1,886,611	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9250	04/20/28	1,878,876
1,960,013	Air Canada(b)	TSFR1M + 1.750%	5.4130	03/21/31	1,960,748
1,644,824	United Airlines, Inc.(b)	TSFR3M + 1.750%	5.4040	02/24/31	1,651,510
					5,491,134
	TOTAL TERM LOANS (Cost $19,518,075)				19,435,241

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.3%
	U.S. TREASURY BILLS — 2.3%
3,500,000	United States Treasury Bill(f)	3.5600	06/09/26	$3,486,397
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,486,430)			3,486,397

	TOTAL INVESTMENTS - 98.5% (Cost $157,459,649)			$150,602,040
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			2,285,987
	NET ASSETS - 100.0%			$152,888,027

OPEN FUTURES CONTRACTS
Number of				Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Broker	Expiration	Amount(g)	Depreciation
27	CBOT 10 Year US Treasury Note	Interactive Brokers	06/22/2026	$2,986,031	$(62,016)
27	CBOT 5 Year US Treasury Note	Interactive Brokers	07/01/2026	2,911,570	(46,196)
27	CBOT US Treasure Bond Futures	Interactive Brokers	06/22/2026	3,046,782	(123,186)
	TOTAL FUTURES CONTRACTS				$(231,398)

A.G.	- Aktiengesellschsft

CBOT	- Chicago Board of Trades

CLO	- Collateralized Loan Obligation

LLC	-Limited Liability Company

LP	- Limited Partnership

Ltd	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

SOFR	United States SOFR Secured Overnight Financing Index

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the total market value of 144A securities is $51,428,893 or 33.6% of net assets.

See accompanying notes to financial statements.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2026.

(e)	Percentage rounds to less than 0.1%.

(f)	Zero coupon bond.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$157,459,649
At fair value	$150,602,040
Cash	787,901
Due from broker	44,368
Receivable for securities sold	4,764
Dividends and interest receivable	1,351,055
Deposits with brokers	521,167
Receivable for Fund shares sold	210,468
Prepaid expenses and other assets	30,485
TOTAL ASSETS	153,552,248

LIABILITIES
Net unrealized depreciation on futures contracts	231,398
Payable for Fund shares redeemed	256,384
Investment advisory fees payable	101,126
Payable to related parties	21,321
Distribution (12b-1) fees payable	173
Accrued expenses and other liabilities	53,819
TOTAL LIABILITIES	664,221
NET ASSETS	$152,888,027

Composition of Net Assets:
Paid in capital	$175,056,274
Accumulated losses	(22,168,247)
NET ASSETS	$152,888,027

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2026

Net Asset Value Per Share:
Class A Shares:
Net Assets	$496,409
Shares of beneficial interest outstanding (a)	55,496
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.95
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.50

Class C Shares:
Net Assets	$79,196
Shares of beneficial interest outstanding (a)	8,852
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.95

Class I Shares:
Net Assets	$152,312,422
Shares of beneficial interest outstanding (a)	17,025,921
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.95

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends	$162,777
Interest	2,128,204
TOTAL INVESTMENT INCOME	2,290,981

EXPENSES
Investment advisory fees	607,402
Distribution (12b-1) fees:
Class A	659
Class C	390
Third party administration servicing fees	74,028
Administration fees	72,353
Registration fees	31,650
Accounting services fees	21,564
Legal fees	17,245
Custodian fees	16,307
Audit fees	14,714
Compliance officer fees	13,211
Printing and postage expenses	9,771
Trustees fees and expenses	9,111
Insurance expense	3,620
Other expenses	1,932
TOTAL EXPENSES	893,957
NET INVESTMENT INCOME	1,397,024

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(227,121)
Net realized gain from futures contracts	102,383
Net change in unrealized appreciation on investments	1,917,739
Net change in unrealized depreciation on futures contracts	(303,898)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,489,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,886,127

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months ended	Year ended
	April 30, 2026	October 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,397,024	$6,150,970
Net realized loss from investments	(227,121)	(1,804,739)
Net realized gain (loss) from futures contracts	102,383	(137,039)
Net change in unrealized appreciation on investments	1,917,739	4,704,345
Net change in unrealized appreciation (depreciation) on futures contracts	(303,898)	200,000
Net increase in net assets resulting from operations	2,886,127	9,113,537

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(5,390)	(23,392)
Class C	(519)	(2,366)
Class I	(1,750,145)	(5,701,691)
From Return of Capital
Class A	—	(1,503)
Class C	—	(152)
Class I	—	(366,236)
Total distributions to shareholders	(1,756,054)	(6,095,340)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,651	31,000
Class I	33,233,161	63,162,250
Net asset value of shares issued in reinvestment of distributions:
Class A	4,129	21,017
Class C	519	2,518
Class R	1,419,583	4,981,001
Payments for shares redeemed:
Class A	(58,154)	(286,835)
Class C	—	(6,717)
Class I	(32,594,569)	(60,987,629)
Net increase in net assets from shares of beneficial interest	2,011,320	6,916,605

TOTAL INCREASE IN NET ASSETS	3,141,393	9,934,802

NET ASSETS
Beginning of the period/year	149,746,634	139,811,832
End of the period/year	$152,888,027	$149,746,634

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months ended	Year ended
	April 30, 2026	October 31, 2025
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	745	3,563
Shares Reinvested	464	2,413
Shares Redeemed	(6,511)	(32,905)
Net decrease in shares of beneficial interest outstanding	(5,302)	(26,929)

Class C:
Shares Reinvested	59	289
Shares Redeemed	—	(764)
Net increase (decrease) in shares of beneficial interest outstanding	59	(475)

Class I:
Shares Sold	3,722,431	7,223,096
Shares Reinvested	159,384	571,253
Shares Redeemed	(3,652,534)	(6,963,267)
Net increase in shares of beneficial interest outstanding	229,281	831,082

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months
	Ended		Year ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31,	October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2025	2024		2023	2022	2021
Net asset value, beginning of period/year	$8.88		$8.70	$8.62		$8.52	$9.48	9.51
Activity from investment operations:
Net investment income (1)	0.07		0.42	0.44		0.41	0.25	0.22
Net realized and unrealized gain (loss) on investments (2)	0.09		0.11	0.20		0.14	(0.96)	0.11
Total from investment operations	0.16		0.53	0.64		0.55	(0.71)	0.33
Less distributions from:
Net investment income	(0.09)		(0.33)	(0.45)		(0.45)	(0.25)	(0.36)
Return of Capital	—		(0.02)	(0.11)		—	—	—
Total distributions	(0.09)		(0.35)	(0.56)		(0.45)	(0.25)	(0.36)
Net asset value, end of period/year	$8.95		$8.88	$8.70		$8.62	$8.52	9.48
Total return (3)	1.83	% (8)	5.93%	7.63	% (7)	6.62%	(7.54)%	3.50%
Net assets, at end of period/year (000)s	$496		$540	$763		$1,103	$2,027	8,096
Ratio of expenses to average net assets (4)(5)(6)	1.43	% (9)	1.51%	1.58%		1.60%	1.64%	1.50%
Ratio of net investment income to average net assets (5)(6)	1.58	% (9)	4.75%	5.09%		4.79%	2.75%	2.27%
Portfolio Turnover Rate	11	% (8)	42%	62%		26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period/year	$8.88		$8.71	$8.63	$8.53	$9.48	$9.51
Activity from investment operations:
Net investment income (1)	0.04		0.28	0.38	0.35	0.19	0.15
Net realized and unrealized gain (loss) on investments (2)	0.09		0.18	0.20	0.13	(0.96)	0.11
Total from investment operations	0.13		0.46	0.58	0.48	(0.77)	0.26
Less distributions from:
Net investment income	(0.06)		(0.27)	(0.39)	(0.38)	(0.18)	(0.29)
Return of Capital	—		(0.02)	(0.11)	—	—	—
Total distributions	(0.06)		(0.29)	(0.50)	(0.38)	(0.18)	(0.29)
Net asset value, end of period/year	$8.95		$8.88	$8.71	$8.63	$8.53	$9.48
Total return (3)	1.46	% (7)	5.15%	6.88%	5.75%	(8.15)%	2.71%
Net assets, at end of period/year (000)s	$79		$78	$81	$86	$319	$671
Ratio of expenses to average net assets (4)(5)(6)	2.17	% (8)	2.26%	2.34%	2.35%	2.39%	2.25%
Ratio of net investment income to average net assets (5)(6)	0.84	% (8)	3.25%	4.34%	4.02%	2.08%	1.51%
Portfolio Turnover Rate	11	% (7)	42%	62%	26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months
	Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2026		October 31,	October 31,		October 31,	October 31,	October 31,
	(Unaudited)		2025	2024		2023	2022	2021
Net asset value, beginning of period/year	$8.88		$8.70	$8.62		$8.53	$9.49	$9.51
Activity from investment operations:
Net investment income (1)	0.08		0.36	0.46		0.44	0.30	0.24
Net realized and unrealized gain (loss) on investments (2)	0.09		0.20	0.20		0.12	(0.98)	0.12
Total from investment operations	0.17		0.56	0.66		0.56	(0.68)	0.36
Less distributions from:
Net investment income	(0.10)		(0.36)	(0.47)		(0.47)	(0.28)	(0.38)
Return of Capital	—		(0.02)	(0.11)		—	—	—
Total distributions	(0.10)		(0.38)	(0.58)		(0.47)	(0.28)	(0.38)
Net asset value, end of period/year	$8.95		$8.88	$8.70		$8.62	$8.53	$9.49
Total return (3)	1.96	% (8)	6.20%	7.88	% (7)	6.78%	(7.28)%	3.87%
Net assets, at end of period/year (000)s	$152,312		$149,129	$138,968		$141,035	$107,121	$126,814
Ratio of expenses to average net assets (4)(5)(6)	1.18	% (9)	1.25%	1.34%		1.35%	1.39%	1.25%
Ratio of net investment income to average net assets (5)(6)	1.84	% (9)	4.10%	5.34%		5.20%	3.24%	2.54%
Portfolio Turnover Rate	11	% (8)	42%	62%		26%	44%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay a sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

On November 26, 2025, Anfield Capital Management, LLC (“Anfield”) together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”) . Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Anfield and another affiliated investment adviser that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield Universal Fixed Income Fund (the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (the “Reorganization”). Horizon is the investment adviser to the Acquiring Fund. The Acquiring Fund has the same investment objective, principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund. The management fee rate of the Acquiring Fund is the same as the Fund’s management fee.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned including most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan. Pursuant to the Plan, the Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization is expected to close by the end of the third quarter of 2026 (See Note 9 in these Notes to Financial Statements).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default, however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$4,903,490	$—	$—	$4,903,490
Asset Backed Securities	—	22,153,409	—	22,153,409
Collateralized Mortgage Obligations	—	7,062,474	—	7,062,474
Corporate Bonds	—	80,013,144	—	80,013,144
Preferred Stock	—	13,547,885	—	13,547,885
Term Loans	—	19,435,241	—	19,435,241
U.S. Government & Agencies	—	3,486,397	—	3,486,397
Total	$4,903,490	$145,698,550	$—	$150,602,040
Liabilities*
Futures Contracts **	$(231,398)	$—	$—	$(231,398)
Total	$(231,398)	$—	$—	$(231,398)

*	Refer to the Schedule of Investments for classifications.

**	Represents the net unrealized appreciation of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of April 30, 2026, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2026:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Statement of Assets and Liabilities Location	Fair Value
Futures Contracts - Interest Risk	Net unrealized depreciation on futures contracts	$(231,398)
		$(231,398)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of April 30, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized gain and unrealized depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2026:

		Total for the
Derivative Investment Type	Interest Risk	Six Months Ended April 30, 2026
Futures Contracts	$102,383	$102,383

Net change in unrealized depreciation on derivatives recognized in the
Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Six Months Ended April 30, 2026
Futures Contracts	$(303,898)	$(303,898)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and monthly distributing substantially all net investment company taxable income and annually distribute substantially all net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties. The Fund typically intend to monthly distribute sufficient net investment company taxable income and annually net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, bank loan risk, cash positions risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield fixed income securities (“junk bond”) risk, index risk, interest rate risk, issuer-specific risk, investment companies and exchange-traded funds risks, leverage risk, liquidity risk, management risk, market events risk, market risks, master limited partnership (“MLP”) risk, mortgage-backed and asset-backed securities risk, odd lot risk, preferred securities risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, short sales risk, sovereign debt risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Currency Risk – The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Credit Risk – The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Financial Sector Risk – The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening.

Foreign (non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses including the management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells ETFs. Inverse ETFs generally use derivatives that are designed to produce returns that move in the opposite direction of the indexes they track, meaning that when the value of the index rises, the inverse ETF suffers a loss. During periods of market volatility, inverse ETFs may not perform as expected.

Market Risk – Overall market risk may appropriately affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, trade restrictions (including tariffs), the spread of infection or other public health threats, lack of liquidity in the bond markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

Odd Lot Risk – Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term and Government securities, for the six months ended April 30, 2026, amounted to $25,364,183 and $16,463,390, respectively. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2026, amounted to $9,665,278 and $11,207,845, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $607,402 for the six months ended April 30, 2026.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, until at least March 1, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

During the six months ended April 30, 2026, the Adviser did not waive any fees or expenses.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” and “NLD”), an affiliate of Ultimus Fund Solutions, LLC (“UFS”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended April 30, 2026, neither the distributor nor the principal underwriter received underwriting commissions. Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of April 30, 2026, aggregate cost for federal tax purposes is $156,854,077 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$3,598,795
Gross unrealized depreciation:	(9,850,832)
Net unrealized depreciation:	$(6,252,037)

The tax character of distributions paid during the fiscal years ended October 31, 2025, and October 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$5,727,449	$7,483,844
Long-Term Capital Gain	—	—
Return of Capital	367,891	1,791,727
	$6,095,340	$9,275,571

As of October 31, 2025, the components of accumulated deficit on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(15,297,077)	$—	$(8,001,243)	$(23,298,320)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market open future 1256 contracts and adjustments for perpetual bonds.

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$957,645	$14,339,432	$15,297,077	$—

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2025, as follows:

Paid in Capital	Accumulated Deficit
$(367,891)	$367,891

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Charles Schwab & Co., Inc. was the record owner of 78.1% of the Fund’s outstanding shares, respectively. Charles Schwab & Co. may be the beneficial owner of some or all of the shares for the Fund or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund, respectively. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield Universal Fixed Income Fund (the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (the “Reorganization”). Pursuant to the Plan, the Fund will transfer all of its assets and all of its liabilities to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the pro rata distribution of all the Acquiring Fund shares to the shareholders of the Fund, in complete liquidation and termination of the Fund. The Reorganization is expected to close by the end of the third quarter of 2026.

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a special meeting of shareholders of the Fund initially held on April 30, 2026 shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income Fund (with respect to this Proposal 1, the “Acquired Fund” or the “Acquired Mutual Fund”) to Anfield Universal Fixed Income Fund (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued Institutional Class shares of the Acquiring Fund equal in aggregate net asset value to the aggregate net asset value of all outstanding shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the Institutional Class shares of the Acquiring Fund received in the exchange, in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 9 in these Notes to Financial Statements).

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Anfield Capital Management, LLC for the Anfield Universal Fixed Income Fund

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of Anfield Universal Fixed Income Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from the Adviser. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Anfield related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Anfield; information regarding risk management processes, liquidity management, and derivative risk management processes and procedures, as applicable; the compliance policies and procedures of Anfield, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Anfield’s compliance resources and practices; information regarding Anfield’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Anfield, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Anfield’s management and the quality of the performance of its duties. The Board noted the continued retention of an outside CCO and found that Anfield continued to operate an effective compliance program and had no significant compliance matters reported over the past year. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality, and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group.

The Board took into account the Adviser’s discussion of the performance of the Fund, including the quarterly written reports containing the Adviser’s performance commentaries. The Board also noted that the Adviser was actively monitoring the performance of the Fund. The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio and considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year, and since inception periods ended December 31,

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

2025, as compared to the performance of its benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund outperformed the benchmark index for the one-year, three-year, and since inception periods. The Board also considered that the Fund underperformed the median of its Peer Group for the one-year period, the median of its Morningstar category for the one-, three-, five-year and since inception periods, and the benchmark index for the five-year period. The Board also considered that the Fund performed equal to the median of its Peer Group for the three-year, five-year, and since inception periods. The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to any underperformance, such as the impact of current market conditions on the performance of the Fund’s investment strategy. The Board also noted the Fund’s risk-adjusted returns. The Board concluded that the Fund’s overall performance was satisfactory and that any underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. With respect to the costs of the services provided by the Adviser, the Board considered, among other data, a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s contractual advisory fee was below the median of its Peer Group, but above the median of its Morningstar category, but was not the highest among the funds in its Morningstar category. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) to 1.50%, 1.75%, and 2.50% for Class I, Class A, and Class C shares, respectively, although the Fund was currently below its expense cap at current asset levels.

The Board determined that the services provided under the Advisory Agreement were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Fund may invest.

Based on the factors above, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of Anfield and its affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Anfield and considered the total profits of the Adviser from its relationship with the Fund. The Board concluded that Anfield’s and its affiliates’ profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Anfield would realize economies of scale with respect to the advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analysis provided by the Adviser and also noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Anfield from its relationship with the Fund. The Board considered that Anfield did not believe it

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund other than certain reputational benefits that may result from this relationship. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders of the Fund initially held on April 30, 2026 shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Universal Fixed Income Fund (with respect to this Proposal 1, the “Acquired Fund” or the “Acquired Mutual Fund”) to Anfield Universal Fixed Income Fund (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, in exchange for (a) newly issued Institutional Class shares of the Acquiring Fund equal in aggregate net asset value to the aggregate net asset value of all outstanding shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the Institutional Class shares of the Acquiring Fund received in the exchange, in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 9 in these Notes to Financial Statements).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 6/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 6/30/2026

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 6/30/2026